UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                            INVESTMENT COMPANY


Investment Company Act File number  811-2739
                                    811-10179

Name of Fund:  BlackRock Basic Value Fund II, Inc.
               Master Basic Value Trust

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
       Officer, BlackRock Basic Value Fund II, Inc. and Master Basic Value Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address:
       P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 06/30/2007

Date of reporting period: 07/01/06 - 09/30/06

Item 1 - Schedule of Investments



BlackRock Basic Value Fund II, Inc.


Schedule of Investments as of September 30, 2006

   Beneficial Interest        Mutual Funds                                                                              Value
      $      1,223,905        Master Basic Value Trust                                                         $        3,997,081

                              Total Mutual Funds (Cost - $1,106,916) - 100.1%                                           3,997,081

Total Investments (Cost - $1,106,916) - 100.1%                                                                          3,997,081
Liabilities in Excess of Other Assets - (0.1%)                                                                            (2,519)
                                                                                                               ------------------
Net Assets - 100.0%                                                                                            $        3,994,562
                                                                                                               ==================



Master Basic Value Trust


Schedule of Investments as of September 30, 2006

                                                                                                                       Percent of
           Industry                          Shares Held    Common Stocks                                    Value     Net Assets
Above-Average Yield

           Diversified Telecommunication       3,714,000    AT&T, Inc. (e)                           $    120,927,840       1.5 %
              Services
           Metals & Mining                     4,751,100    Alcoa, Inc.                                   133,220,844       1.7
           Capital Markets                     5,003,700    The Bank of New York Co., Inc.                176,430,462       2.3
           Diversified Telecommunication       2,814,600    BellSouth Corp.                               120,324,150       1.5
              Services
           Multi-Utilities                       786,700    Dominion Resources, Inc. (e)                   60,174,683       0.8
           Chemicals                           2,890,300    E.I. du Pont de Nemours & Co.                 123,820,452       1.6
           Oil, Gas & Consumable Fuels         5,288,300    Exxon Mobil Corp.                             354,844,930       4.5
           Industrial Conglomerates            4,819,800    General Electric Co.                          170,138,940       2.2
           Food Products                       2,859,400    General Mills, Inc.                           161,842,040       2.1
           Pharmaceuticals                     2,311,700    GlaxoSmithKline Plc (b)                       123,051,791       1.6
           Aerospace & Defense                 2,605,100    Honeywell International, Inc.                 106,548,590       1.4
           Diversified Financial Services      6,691,792    JPMorgan Chase & Co.                          314,246,552       4.0
           Pharmaceuticals                     1,486,600    Johnson & Johnson                              96,539,804       1.2
           Pharmaceuticals                     6,274,600    Pfizer, Inc.                                  177,947,656       2.3
           Electric Utilities                  2,126,900    The Southern Co. (e)                           73,292,974       0.9
           Diversified Telecommunication       4,494,400    Verizon Communications, Inc.                  166,877,072       2.1
              Services
                                                                                                     ----------------     -------
                                                                                                        2,480,228,780      31.7

Below-Average Price/Earnings Ratio

           Insurance                           1,381,100    The Allstate Corp. (e)                         86,636,403       1.1
           Insurance                           3,212,100    American International Group, Inc.            212,833,746       2.7
           Diversified Financial Services      4,401,400    Bank of America Corp.                         235,782,998       3.0
           Health Care Equipment &             3,898,600    Baxter International, Inc.                    177,230,356       2.3
              Supplies
           Food Products                         396,300    Cadbury Schweppes Plc (b)                      16,949,751       0.2
           Diversified Financial Services      3,748,900    Citigroup, Inc.                               186,207,863       2.4
           Beverages                           5,085,100    Coca-Cola Enterprises, Inc.                   105,922,633       1.4
           Media                               1,011,200    Gannett Co., Inc. (e)                          57,466,496       0.7
           Insurance                           2,466,800    Genworth Financial, Inc. Class A               86,362,668       1.1
           Computers & Peripherals             2,632,800    Hewlett-Packard Co.                            96,597,432       1.2
           Semiconductors &                    3,931,000    Intel Corp.                                    80,860,670       1.0
              Semiconductor Equipment
           Household Durables                  2,649,400    Koninklijke Philips Electronics NV             92,755,494       1.2
           Food Products                       1,554,200    Kraft Foods, Inc. (e)                          55,422,772       0.7
           Food & Staples Retailing            1,041,000    The Kroger Co.                                 24,088,740       0.3
           Hotels, Restaurants & Leisure       2,906,800    McDonald's Corp. (e)                          113,714,016       1.5
           Capital Markets                     2,784,600    Morgan Stanley                                203,025,186       2.6
           Aerospace & Defense                 2,148,400    Northrop Grumman Corp.                        146,241,588       1.9
           Pharmaceuticals                     5,181,500    Schering-Plough Corp.                         114,459,335       1.5
           Food Products                       6,013,300    Unilever NV (b)                               147,566,382       1.9
           IT Services                        15,718,275    Unisys Corp. (a)                               88,965,437       1.1
           Office Electronics                  6,511,700    Xerox Corp. (a)(e)                            101,322,052       1.3
                                                                                                     ----------------     -------
                                                                                                        2,430,412,018      31.1

Low Price-to-Book Value

           Oil, Gas & Consumable Fuels         1,357,300    Chevron Corp.                                  88,034,478       1.1
           Media                               3,446,300    Comcast Corp. Special Class A (a)(e)          126,858,303       1.6
           Machinery                             908,300    Deere & Co. (e)                                76,215,453       0.9
           Energy Equipment & Services         2,451,900    GlobalSantaFe Corp. (e)                       122,570,481       1.6
           Energy Equipment & Services         1,813,600    Halliburton Co. (e)                            51,596,920       0.7
           Insurance                           1,362,500    Hartford Financial Services
                                                            Group, Inc.                                   118,196,875       1.5
           Household Products                  2,472,700    Kimberly-Clark Corp.                          161,615,672       2.1
           Semiconductors &                   12,096,715    LSI Logic Corp. (a)(e)                         99,434,997       1.3
              Semiconductor Equipment
           Insurance                           2,628,700    Marsh & McLennan Cos., Inc.                    73,997,905       0.9
           Communications Equipment            1,702,900    Motorola, Inc.                                 42,572,500       0.5
           Aerospace & Defense                 4,074,300    Raytheon Co.                                  195,607,143       2.5
           Insurance                           3,620,076    The St. Paul Travelers Cos., Inc.             169,745,364       2.2
           Computers & Peripherals            16,983,800    Sun Microsystems, Inc. (a)(e)                  84,409,486       1.1
           Media                               8,872,700    Time Warner, Inc. (e)                         161,749,321       2.1
           Industrial Conglomerates            5,879,000    Tyco International Ltd.                       164,553,210       2.1
           Media                               3,535,100    Walt Disney Co. (e)                           109,269,941       1.4
           Commercial Banks                    7,101,600    Wells Fargo & Co. (e)                         256,935,888       3.3
                                                                                                     ----------------     -------
                                                                                                        2,103,363,937      26.9

Low Price-to-Earnings Per Share

           Insurance                           1,186,300    XL Capital Ltd. Class A (e)                    81,498,810       1.0

Special Situations

           Semiconductors &                    1,475,900    Applied Materials, Inc. (e)                    26,167,707       0.3
              Semiconductor Equipment
           Energy Equipment & Services         1,483,500    BJ Services Co. (e)                            44,697,855       0.6
           Semiconductors &                    5,184,900    Fairchild Semiconductor International,
              Semiconductor Equipment                       Inc. (a)(e)                                    96,957,630       1.2
           Specialty Retail                    4,275,800    The Gap, Inc. (e)                              81,026,410       1.0
           Computers & Peripherals             2,779,800    International Business
                                                            Machines Corp.                                227,776,812       2.9
           Media                               9,614,400    Interpublic Group of Cos., Inc. (a)(e)         95,182,560       1.2
                                                                                                     ----------------     -------
                                                                                                          571,808,974       7.2

                                                            Total Common Stocks
                                                            (Cost - $5,099,690,513)                     7,667,312,519      97.9


                                              Beneficial
                                                Interest    Short-Term Securities
                                      $      137,219,797    BlackRock Liquidity Series, LLC
                                                            Cash Sweep Series I, 5.18% (c)(f)             137,219,797       1.8
                                           1,076,713,350    BlackRock Liquidity Series, LLC Money
                                                            Market Series, 5.33% (c)(d)(f)              1,076,713,350      13.7

                                                            Total Short-Term Securities
                                                            (Cost - $1,213,933,147)                     1,213,933,147      15.5

                                                            Total Investments
                                                            (Cost - $6,313,623,660)                     8,881,245,666     113.4



                                               Number of
                                               Contracts    Options Written
           Call Options Written                   12,000    McDonald's Corp., expiring
                                                            December 2006 at USD 37.5                     (3,000,000)       0.0
                                                  20,000    Wells Fargo & Co., expiring
                                                            October 2006 at USD 35,
                                                            Broker Morgan Stanley                         (2,926,000)      (0.1)

                                                            Total Options Written
                                                            (Premiums Received - $2,450,473)              (5,926,000)      (0.1)

Total Investments, Net of Options Written (Cost - $6,311,173,187*)                                      8,875,319,666     113.3
Liabilities in Excess of Other Assets                                                                 (1,044,428,691)     (13.3)
                                                                                                     ----------------     -------
Net Assets                                                                                           $  7,830,890,975     100.0%
                                                                                                     ================     =======


  * The cost and unrealized appreciation (depreciation) of investments, net of options written, as of September 30, 2006, as computed for federal income tax purposes, were as follows:


    Aggregate cost                            $       6,336,549,711
                                              =====================
    Gross unrealized appreciation             $       2,606,037,612
    Gross unrealized depreciation                      (67,267,657)
                                              ---------------------
    Net unrealized appreciation               $       2,538,769,955
                                              =====================


(a) Non-income producing security.

(b) Depositary receipts.

(c) Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:


                                                  Net              Interest
    Affiliate                                   Activity            Income

    BlackRock Liquidity Series, LLC
    Cash Sweep Series I                       $  137,219,797    $ 1,093,359
    BlackRock Liquidity Series, LLC
    Money Market Series                       $   94,150,750    $   211,994


(d) Security was purchased with the cash proceeds from securities loans.

(e) Security, or a portion of security, is on loan.

(f) Represents the current yield as of September 30, 2006.

  o For Trust compliance purposes, the Trust's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Trust management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.



Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
         (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


BlackRock Basic Value Fund II, Inc. and Master Basic Value Trust


By:    /s/ Robert C. Doll, Jr.
       ----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       BlackRock Basic Value Fund II, Inc. and Master Basic Value Trust


Date:  November 17, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       ----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       BlackRock Basic Value Fund II, Inc. and Master Basic Value Trust


Date:  November 17, 2006


By:    /s/ Donald C. Burke
       ----------------------
       Donald C. Burke
       Chief Financial Officer
       BlackRock Basic Value Fund II, Inc. and Master Basic Value Trust


Date:  November 17, 2006